Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per Unit
Dilutive instruments	0	0	0
Net income	$ 51,591	$ 35,872	$ 54,010
Less:
Net Income attributable to preferred unitholders	12,978	11,563	11,563
General Partner's interest in Net Income	38	24	42
Net income attributable to common unitholders	$ 38,575	$ 24,285	$ 42,405
Weighted average number of common units outstanding, basic	36,799,490	36,802,247	36,802,247
Weighted average number of common units outstanding, diluted	36,799,490	36,802,247	36,802,247
Earnings per common unit, basic	$ 1.05	$ 0.66	$ 1.15
Earnings per common unit, diluted	$ 1.05	$ 0.66	$ 1.15